Condensed Combined Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions		6 Months Ended
Dec. 31, 2014
Property, plant and equipment - net	[1]	$ 3,276
Limited Partner [Member]
Decrease in deferred income taxes	[2],[3]	3
Carryover Basis Corrections Related to Capitalized Interest and Other Carryover Basis Adjustments [Member] | Restatement Adjustment [Member] | Limited Partner [Member]
Property, plant and equipment - net		$ 51

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Deferred tax asset recognized by NEP at the time of consummation of the IPO.
[3]	Includes carryover basis corrections to property, plant and equipment-net of approximately $51 million related to capitalized interest and other carryover basis adjustments to assets acquired under common control and a related decrease in deferred income taxes of approximately $3 million.